Form N-1A Supplement	Apr. 15, 2025
Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

MERCER FUNDS

SUPPLEMENT

TO THE
PROSPECTUS
DATED JULY 31, 2024, AS SUPPLEMENTED

Mercer Opportunistic Fixed Income Fund
(the “Fund”)

The date of this Supplement is April 15, 2025.

The following changes are made in the Prospectus of Mercer Funds (the “Prospectus”):

The Board of Trustees of Mercer Funds has approved the appointment of Ares Capital Management II LLC (“Ares”), Crescent Capital Group LP (“Crescent”), Pacific Investment Management Company LLC (“PIMCO”), Polen Capital Credit, LLC (“Polen”) and Wellington Management Company LLP (“Wellington”) as subadvisers to Mercer Opportunistic Fixed Income Fund (the “Fund”). Ares, Crescent and Polen are being appointed to replace BlackRock International Limited (“BlackRock”) and Colchester Global Investors Limited (“Colchester”). PIMCO and Wellington are being appointed to replace Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL” and together with WAMCO, “Western”). Effective as of the dates noted below, the Prospectus is amended as described below to reflect such subadviser changes, as well as certain other changes.

1. Effective April 15, 2025, all references to BlackRock and Colchester are deleted in their entirety from the Prospectus.

2. Effective April 29, 2025, all references to Loomis Sayles and Western are deleted in their entirety from the Prospectus.